(Vanguard Target Retirement 2060 Fund Participant) (Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2060 Fund - Investor Shares)	0 Months Ended
Jan. 19, 2012
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%